EXHIBIT 99.8

Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

Agate Bay Mortgage Trust 2015-5

Mortgage Pass-Through Certificates, Series 2015-5

Mortgage Loan Agreed-Upon Procedures

Report To:

Two Harbors Investment Corp.

TH TRS Corp.

Agate Bay Residential Mortgage Securities LLC

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

28 July 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Two Harbors Investment Corp.

TH TRS Corp.

Agate Bay Residential Mortgage Securities LLC

601 Carlson Parkway, Suite 1400

Minnetonka, Minnesota 55305

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Wells Fargo Securities, LLC

375 Park Avenue, 2nd Floor

New York, New York 10152

Re:	Agate Bay Mortgage Trust 2015-5

Mortgage Pass-Through Certificates, Series 2015-5 (the “Certificates”)

Mortgage Loan Agreed-Upon Procedures

We have performed the procedure enumerated in Attachment A, which was agreed to by the addressees of this report (the “Specified Parties”), solely to assist Agate Bay Residential Mortgage Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Agate Bay Mortgage Trust 2015-5 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedure is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedure described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedure performed and our associated findings are included in Attachment A.

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For the purpose of the procedure described in this report, Two Harbors Investment Corp. (“Two Harbors”), on behalf of the Depositor, provided us with the following information:

a.	An electronic data file labeled “ABMT 2015-5 ASF export (Actual) V2_EY audit_7.2.2015.xlsx” (the “Preliminary Data File”), which Two Harbors, on behalf of the Depositor, indicated contains information as of 1 July 2015 (the “Preliminary Cut-off Date”) on certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
b.	Imaged copies of the:
i.	Promissory note and prepayment penalty rider (collectively, the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report and field review (collectively, the “Appraisal”),
iv.	Collateral desktop analysis review (the “CDA Review”),
v.	Subordination agreement, subordination modification agreement or HELOC agreement (collectively, the “Subordination Agreement”),
vi.	Credit report (the “Credit Report”),
vii.	Gemstone report (the “Gemstone Report”),
viii.	Lock confirmation notification (the “Lock Confirmation”),
ix.	Loan safe fraud manager report (the “Loan Safe Report”),
x.	Settlement statement (the “Settlement Statement”) and/or
xi.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, CDA Review, Subordination Agreement, Credit Report, Gemstone Report, Lock Confirmation, Loan Safe Report and Settlement Statement, the “Source Documents”) relating to the Preliminary Mortgage Loans,
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which are listed on Exhibit 1 to Attachment A and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedure in Attachment A was limited to comparing certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Data File, the Source Documents, the Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by Two Harbors, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Two Harbors, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 July 2015

Attachment A

Procedure we performed and our associated findings

1.	For each Preliminary Mortgage Loan on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents that were provided by Two Harbors, on behalf of the Depositor, subject to the qualifications, assumptions and methodologies provided by Two Harbors, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Notes

Loan number	Promissory Note	i.
Original principal balance	Promissory Note
Initial interest rate	Promissory Note
First payment date	Promissory Note
Maturity date	Promissory Note
Original term to maturity	(a) Promissory Note or	ii.
(b) Promissory Note and recalculation
Property state	Promissory Note
Property zip code	Promissory Note
Prepayment penalty term	Promissory Note
Interest only term	Promissory Note
Occupancy status	Loan Application
Property type	Appraisal
Appraisal value	Appraisal or CDA Review	iii.
Sale price (if applicable)	Settlement Statement
Junior lien balance	Underwriting Summary, Gemstone Report, Subordination Agreement, Credit Report, Loan Safe Report or Lock Confirmation	iv.
Loan purpose	(a) Settlement Statement or	v.
(b) Promissory Note, Settlement Statement, Credit Report and recalculation
Value used for loan-to-value ratios	(a) (i) Settlement Statement, (ii) Appraisal or CDA Review and (iii) recalculation,	vi.
(b) (i) Promissory Note,
(ii) Appraisal or CDA Review and
(iii) recalculation or
(c) Appraisal or CDA Review
Original loan-to-value ratio	Recalculation	vii.
Combined loan-to-value ratio	Recalculation	viii.
Current monthly principal and interest payment	Promissory Note and recalculation	ix.

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Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For Preliminary Mortgage Loans which do not have the original term to maturity specifically stated on the Promissory Note, Two Harbors, on behalf of the Depositor, instructed us to recalculate the original term to maturity Sample Characteristic using the first payment date and maturity date of the Preliminary Mortgage Loan, both as shown on the Promissory Note.

iii.	For Preliminary Mortgage Loans with both an Appraisal and CDA Review (or more than one Appraisal and/or CDA Review), Two Harbors, on behalf of the Depositor, instructed us to use the Appraisal or CDA Review with the lowest appraisal value as the Source Document.

iv.	For each Preliminary Mortgage Loan, Two Harbors, on behalf of the Depositor, provided one or more of the indicated Source Documents for the purpose of comparing the junior lien balance Sample Characteristic. Two Harbors, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document.

v.	For each Preliminary Mortgage Loan with a loan purpose of “First-time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (a “Purchase Mortgage Loan”), Two Harbors, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document for the purpose of comparing the loan purpose Sample Characteristic.

For each Preliminary Mortgage Loan that is not a Purchase Mortgage Loan (a “Refinance Mortgage Loan”), Two Harbors, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance of the Preliminary Mortgage Loan, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan or HELOC, as shown on the Credit Report, and such loan is being repaid with the proceeds of the Preliminary Mortgage Loan, as shown on the Settlement Statement, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Preliminary Mortgage Loan, as shown on the Settlement Statement, and
(3)	Settlement charges relating to the Preliminary Mortgage Loan, as shown on the Settlement Statement.

Exhibit 1 to Attachment A

Notes: (continued)

v.  (continued)

For each Refinance Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to assume that the loan purpose is:

(a)	“Cash-Out Refinance” if the Amount to Borrower is greater than or equal to 1% of the original principal balance of the Preliminary Mortgage Loan, as shown on the Promissory Note and
(b)	“Rate/Term Refinance” if the Amount to Borrower is less than 1% of the original principal balance of the Preliminary Mortgage Loan, as shown on the Promissory Note.

vi.	For each Purchase Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to recalculate the value used for loan-to-value ratios Sample Characteristic as the minimum of the:
(a)	Sale price (if applicable), as shown on the Settlement Statement, and
(b)	Appraisal value, as shown on the Appraisal or CDA Review (and in accordance with the methodology described in note iii. above).

For each Refinance Mortgage Loan with information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date (as shown on the Promissory Note) of the Preliminary Mortgage Loan (a “Recently Purchased Refinance Mortgage Loan”), Two Harbors, on behalf of the Depositor, instructed us to recalculate the value used for loan-to-value ratios Sample Characteristic as the minimum of the:

(a)	The sale price related to the purchase of the related mortgaged property by the borrower, as shown on the Appraisal, and
(b)	Appraisal value, as shown on the Appraisal or CDA Review (and in accordance with the methodology described in note iii. above).

For each Preliminary Mortgage Loan which is not a Purchase Mortgage Loan or a Recently Purchased Refinance Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to use the appraisal value, as shown on the Appraisal or CDA Review (and in accordance with the methodology described in note iii. above) for the purpose of comparing the value used for loan-to-value ratios Sample Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

vii.	Two Harbors, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio Sample Characteristic for each Preliminary Mortgage Loan by:
(a)	Dividing:
(1)	The original principal balance of the Preliminary Mortgage Loan, as shown on the Promissory Note, by
(2)	The value used for loan-to-value ratios (in accordance with the methodologies described in note vi. above)

and

(b)	Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

viii.	Two Harbors, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio Sample Characteristic for each Preliminary Mortgage Loan by:
(a)	Dividing:
(1)	The sum of (i) the original principal balance of the Preliminary Mortgage Loan, as shown on the Promissory Note, and (ii) the junior lien balance related to such Preliminary Mortgage Loan, as shown on the Underwriting Summary, Gemstone Report, Subordination Agreement, Credit Report, Loan Safe Report or Lock Confirmation (and in accordance with the methodology described in note iv. above), by
(2)	The value used for loan-to-value ratios (in accordance with the methodologies described in note vi. above)

and

(b)	Rounding the value recalcuated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

ix.	For the purpose of recalculating the current monthly principal and interest payment Sample Characteristic, Two Harbors, on behalf of the Depositor, instructed us to use the “PMT” function in Microsoft Excel and the original principal balance, initial interest rate and original term to maturity of each Preliminary Mortgage Loan, all as shown on the Promissory Note (or with respect to the original term to maturity, as shown on the Promissory Note and in accordance with the methodology described in note ii. above).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

353509630	Combined loan-to-value ratio	0.5333%	53.33%

353519466	Combined loan-to-value ratio	0.3887%	38.87%

353537727	Combined loan-to-value ratio	0.6911%	69.11%

353560982	Combined loan-to-value ratio	0.4876%	48.76%

353576021	Combined loan-to-value ratio	0.5339%	53.39%

353582563	Combined loan-to-value ratio	0.4107%	41.07%

353583456	Combined loan-to-value ratio	0.6162%	61.62%

353587363	Combined loan-to-value ratio	0.7988%	79.88%

353588063	Property type	Condo, Low Rise (4 or fewer stories)	Condo, 5 Stories

353589616	Appraisal value	$750,000.00	$775,000.00

353598818	Loan purpose	First-time Home Purchase	Other-than-first-time Home Purchase

353601379	Combined loan-to-value ratio	0.7032%	70.32%

353621614	Loan purpose	First-time Home Purchase	Other-than-first-time Home Purchase

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